Associates and Joint Ventures	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Associates and Joint Ventures	Associates and joint ventures
The detail of investments accounted for by the equity method and the share of (loss)/income of these investments is the following:

	% Holding	Investments accounted for by the equity method		Share of (loss) income of investments accounted for by the equity method
Millions of euros		31/12/2021	31/12/2020	2021	2020	2019
VMED O2 UK Ltd	50%	12,129	—	(103)	—	—
Movistar Prosegur Alarmas	50%	263	265	(2)	(4)	—
FiBrasil Infraestructura e Fibra Ótica, S.A.	50%	68	—	(3)	—	—
Unsere Grüne Glasfaser	50%	53	53	(25)	(1)	—
Adquira España, S.A.	44.44%	4	4	—	—	1
Others		9	8	1	2	—
Joint ventures		12,526	330	(132)	(3)	1
Nabiax	13.94%	81	—	—	—	—
Infraco SpA	40%	76	—	(1)	—	—
Internet para todos S.A.C	54.67%	52	58	(5)	—	—
Telefónica Factoring España, S.A.	50%	7	6	3	3	3
Telefónica Factoring do Brasil, Ltda.	50%	3	3	3	2	4
Telefónica Factoring Peru, S.A.C.	50%	3	2	1	1	1
Telefónica Factoring Colombia, S.A.	50%	2	1	1	1	1
Telefónica Factoring México,S.A.de C.V.	50%	1	1	—	—	—
Telefónica Factoring Chile, SpA.	50%	1	1	—	—	—
Telefónica Factoring Ecuador, S.A.	50%	—	—	—	—	—
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A.	50%	19	17	2	(1)	2
Movistar Consumer Finance Colombia SAS	50%	1	—	(1)	—	—
Others		1	8	2	(1)	1
Associates		247	97	5	5	12
Total		12,773	427	(127)	2	13
The detail of the movement in investments accounted for by the equity method in 2021 and 2020 was as follows:

Investments accounted for by the equity method	Millions of euros
Balance at 12/31/2019	140
Additions	269
Disposals	(2)
Translation differences and other comprehensive income (loss)	(14)
Income (loss)(*)	1
Dividends	(12)
Transfers and others	45
Balance at 12/31/2020	427
Additions	12,329
Disposals	(5)
Translation differences and other comprehensive income (loss)	350
(Loss) income	(127)
Dividends	(198)
Transfers and others	(3)
Balance at 12/31/2021	12,773
(*) The results, including those of Tesco Mobile Ltd. since its transfer to non-current assets and disposal groups held for sale, amounted to 2 million euros.
Additions for the 2021 financial year mainly include the fair value of the 50% stake in VMED O2 UK Ltd at the date of incorporation, which amounts to 12,012 million euros (see Note 2).

In July 2021, the sale transaction of 60% of the shares of Infraco, SpA was completed. In 2021 additions, the value of the shareholding after the operation is included, amounting 75 million euros (see Note 2).

Additionally, the value of the 50% stake in Fibrasil at the date of the transaction amounting to 73 million euros is included in additions for the year 2021.

In July 2021, the partial closing of the transaction with Asterion took place, Telefónica obtained 13.94% of the company Daytona Midco S.L.U. and its subsidiary Digital Data Center Bidco, S.L.U. (Nabiax), registering 81 million euros in additions (see Note 29.c).

In December 2021, a dividend was received from VMED O2 UK for an amount of 161 million pounds sterling (equivalent to 187 million euros, see Note 28).
"Transfers and others" in 2020 included the initial registration of the joint venture of Telefónica with Allianz to deploy Fiber-to-the-Home (FTTH) in Germany (see note 29.c) and the reclassification of the joint venture of Telefonica United Kingdom Tesco Mobile Ltd. to "Non-current assets and disposal groups held for sale" (see Note 30).

VMED O2 UK

Main assumptions used in calculating the fair value

The fair value calculation for VMED O2 UK at the time of its constitution was based on a discounted cash flows valuation, using the methods of multiples of comparable companies and multiples of transactions as a cross-check.

The valuation emanates from the business plan of the joint venture for the 2021-2023 period that resulted from the aggregation of the individual business plans of O2 and Virgin Media approved by Telefónica and Liberty Global, respectively, extended to 2030 and the synergies plan prepared by the strategy teams of both groups. The following is a description of the main variables considered in the fair value calculation, according to the primary method:

•Revenues: the valuation scenario assumes growth rates between 0% and 3% over the period, in line with the estimations of analysts and supported in the revenues synergies expected for the transaction.
•EBITDA margin: the forecasted EBITDA was based on the stand-alone plans with a normalized margin in the range of 36% to 40% (post-IFRS 16 and adjusted to consider the impact of annual payments of spectrum licenses once expired).

•Synergies: were considered taking into account management’s analysis performed at the individual workstream level and benchmarked with analyst estimates of probability of achievement.

•Long-term capital expenditure ratio: it is expected to be in a range of 16% to 22%, aligned with the historical level of comparable companies.

•The discount rate applied to the cash flow projections is the weighted average cost of capital (WACC), the expected return appropriate for the expected risk level.

A modified version of the Capital Asset Pricing Model (“CAPM”) was used to estimate the required return on equity. To relever the beta it was considered the intrinsic leverage of the joint venture. In addition, it was considered a specific premium or alpha, which includes additional risks.

For the cost of debt, in line with the leverage assumption considered, the bonds issued by the joint venture were analysed and their spreads were compared to a comparable risk free rate (with a similar maturity, in the same currency and issued in the same country, so that there is not distortion due to the risk premia by country). A return after taxes was used because the interests on the financial debt are tax deductible.

In conclusion, the discount rate applied for the valuation is 6.9%.

•Perpetuity growth rate: revenues from 2028 are normalized to the perpetuity growth rate (g), considering the analysts' consensus for the companies of the sector in the United Kingdom, contrasting with the estimations of long-term inflation rates and with the assumptions made by companies of the sector in their impairment tests. The perpetuity growth rate considered is 1.0%.
As a result of the analysis performed as of December 31, 2021, no impairment loss on the investment has been recognized.

Detail of the main items on the statements of financial position and income statements

Millions of euros	12/31/2021
Non current assets	48,779
Current assets	3,554
Cash and cash equivalents	415
Total Assets	52,333
Non current liabilities	20,593
Non current financial liabilities	19,185
Non-current lease liabilities	885
Other non current liabilities	523
Current liabilities	7,605
Current financial liabilities	2,841
Current lease liabilities	219
Other current liabilities	4,545
Total Liabilities	28,198
Equity (100% VMED O2 UK)	24,135
50% Telefónica Group	12,068
Acquisition costs	61
Investments accounted for by the equity method	12,129

Millions of euros	June 1 - December 31 2021
Revenues	7,223
Other operating income	290
Operating expenses	(5,063)
OIBDA	2,450
Depreciation and amortization	(2,395)
Operating income	55
Financial income	27
Financial expenses	(504)
Exchange rate differences and change in fair value of derivatives	122
Result before taxation	(300)
Income tax	65
Result for the period (100% VMED O2 UK)	(235)
50% attributable to Telefónica Group	(117)
Share-based compensation (*)	14
Share of (loss) income of investments accounted for by the equity method	(103)
Other comprehensive income (100% VMED O2 UK)	68
(*)Amount related to incentive awards held by certain employees of VMED O2 UK associated with ordinary shares of Liberty Global and Telefónica. Share-based compensation expense is included in Operating expenses in the consolidated income statement of VMED O2 UK.
Commitments

Millions of euros	2022	2023	2024	2025	2026	Subsequent years	Total
Purchase commitments	1,093	298	157	119	110	200	1,977
Programming commitments	528	277	179	36	36	9	1,065
Network and connectivity commitments	746	59	21	17	6	10	859
Other commitments	360	269	263	260	260	138	1,550
Total commitments VMED O2 UK (100%)	2,727	903	620	432	412	357	5,451

Purchase commitments include unconditional and legally binding obligations related to the purchase of customer premises and other equipment and certain service-related commitments, including call center, information technology and maintenance services.

Programming commitments consist of obligations associated with programming contracts that are enforceable and legally binding that includes minimum fees.

Network and connectivity commitments include service commitments associated with the network extension program in the U.K. and commitments associated with the mobile virtual network operator (MVNO) agreements.
On the date of closing of the transaction, Telefónica and Liberty Global entered with VMED O2 UK into certain service agreements, either on a transitional or ongoing basis. Likewise, Telefónica licensed the use of Telefónica and O2 brand rights to VMED O2 UK (see Note 29.c).

The breakdown of balances and transactions related to associates and joint ventures recognized with VMED O2 UK in the consolidated statement of financial position and consolidated income statement is as follows:

Millions of euros	12/31/2021
Receivables from associates and joint ventures for current operations	54
Payables to associates and joint ventures	259

Millions of euros	2021
Revenue from operations with associates and joint ventures	103
Expenses from operations with associates and joint ventures	29

"Payables to associates and joint ventures" includes the obligation at December 31, 2021 in relation to the O2 UK pension plans arising as a result of the constitution of VMED O2 UK Ltd amounting to 213 million pounds sterling (253 million euros at closing exchange rate of 2021, see Note 22).

Movistar Prosegur Alarmas

In July 2021 Movistar Prosegur Alarmas, S.L. (formerly Prosegur Alarmas España, S.L.) acquired 100% of Prosegur Soluciones, S.A.U.

The breakdown of the key financial highlights of Movistar Prosegur Alarmas group for the latest period available at the time of preparation of these consolidated financial statements and the reconciliation with the carrying amount in the Group are as follows:

Millions of euros
Assets	224
Liabilities	(202)
Net assets	22
Purchase price allocation
Assets	146
Liabilities	(38)
Net assets	108
% Holding	50%
Group’s share in equity	65
Goodwill	198
Carrying amount in the Telefónica Group	263

FiBrasil
On March 2, 2021, Telefónica Brasil, S.A. ("Vivo") and Telefónica Infra, S.L., infrastructures unit of Telefónica´s Group ("T. Infra"), reached an agreement with Caisse de dépôt et placement du Quebec ("CDPQ") for the construction, development and operation of a fiber (FTTH) network in Brazil, in mid-sized cities outside the State of Sao Paulo, through a joint venture entity, FiBrasil Infraestructura e Fibra Ótica S.A. ("FiBrasil"). On July 2, 2021, once the pertinent authorizations were obtained, the transaction closed, in wich Telefónica Group and CDPQ each held 50% in FiBrasil under a co-control governance model. Telefónica Group participation is distributed equally between Vivo and T.Infra.
The terms of the transaction encompass a total investment by CDPQ of up to 1,800 million real (approximately 267 million euros at the date of the agreement), comprising payments to both Vivo and FiBrasil, for 50% stake in FiBrasil and also certain payments to be made by T. Infra in the equivalent economic terms, for a 25% stake in FiBrasil. CDPQ´s capital contributions, in addition to expected leverage to be raised by the joint venture, will provide a fully funded business plan to accomplish FiBrasil´s deployment targets.
The breakdown of items related to associates and joint ventures recognized in the consolidated statements of financial position and consolidated income statements is as follows:

	12/31/2021			12/31/2020
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Long-term credits to associates and joint ventures	87	10	97	—	1	1
Receivables from associates and joint ventures for current operations (Note 14)	34	87	121	8	17	25
Long-term contractual liabilities from associates and joint ventures	—	31	31	—	—	—
Payables to associates and joint ventures (Note 22)	72	272	344	10	1	11
Short-term contractual liabilities from associates and joint ventures	—	8	8	—	—	—

	2021			2020			2019
Millions of euros	Associates	Joint ventures	Total	Associates	Joint ventures	Total	Associates	Joint ventures	Total
Revenue from operations with associates and joint ventures	65	263	328	13	255	268	13	252	265
Expenses from operations with associates and joint ventures	86	36	122	37	2	39	23	7	30
Financial revenues with associates and joint ventures	1	—	1	—	—	—	—	—	—
Financial expenses with associates and joint ventures	1	—	1	—	—	—	1	—	1